United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Federated Intermediate Government/Corporate Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—22.1%
		Basic Industry - Chemicals—0.7%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,340,850
8,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,042
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	280,643
20,000		Praxair, Inc., 4.625%, 3/30/2015	21,862
50,000		RPM International, Inc., 6.50%, 2/15/2018	60,543
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	117,341
35,000		Rohm & Haas Co., 6.00%, 9/15/2017	41,465
		TOTAL	1,870,746
		Basic Industry - Metals & Mining—1.1%
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	829,754
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	153,843
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	202,800
210,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	209,258
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	64,463
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	62,632
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	52,734
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,558,132
		TOTAL	3,133,616
		Basic Industry - Paper—0.1%
200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	249,535
		Capital Goods - Aerospace & Defense—0.4%
550,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	640,750
250,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	282,500
100,000		Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	110,076
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	26,586
		TOTAL	1,059,912
		Capital Goods - Building Materials—0.1%
125,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	146,676
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	238,001
		TOTAL	384,677
		Capital Goods - Construction Machinery—0.0%
25,000		Caterpillar, Inc., 7.00%, 12/15/2013	26,667
		Capital Goods - Diversified Manufacturing—0.1%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,925
10,000		Emerson Electric Co., 4.875%, 10/15/2019	12,091
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	266,776
10,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	10,115
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	62,042
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	35,206
		TOTAL	404,155
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	59,672
50,000		Waste Management, Inc., 7.375%, 3/11/2019	64,252
		TOTAL	123,924

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Media & Cable—0.1%
$100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	$121,627
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	54,654
		TOTAL	176,281
		Communications - Media Noncable—0.2%
150,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	148,175
290,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	360,263
		TOTAL	508,438
		Communications - Telecom Wireless—0.2%
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	82,940
50,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	54,938
475,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	492,677
		TOTAL	630,555
		Communications - Telecom Wirelines—0.6%
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	66,310
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	23,619
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	119,814
200,000		Telefonica Emisiones Sau, Sr. Unsecd. Note, 3.729%, 4/27/2015	203,500
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	29,219
1,125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,394,984
		TOTAL	1,837,446
		Consumer Cyclical - Automotive—0.9%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	263,513
210,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	212,918
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	509,911
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	106,982
830,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	845,852
500,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	517,252
200,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note - Sr. Note, Series 144A, 1.12575%, 3/21/2014	201,136
		TOTAL	2,657,564
		Consumer Cyclical - Entertainment—0.3%
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	158,062
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	261,379
200,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	209,766
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	111,770
		TOTAL	740,977
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,214,115
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,619
		TOTAL	1,291,734
		Consumer Cyclical - Retailers—0.1%
260,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	265,703
		Consumer Non-Cyclical - Food/Beverage—0.4%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	331,032
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	20,000
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	25,212
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	163,704
200,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	209,727
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,363

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	$514,045
		TOTAL	1,274,083
		Consumer Non-Cyclical - Health Care—2.2%
1,375,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,466,345
500,000		Boston Scientific Corp., 6.00%, 1/15/2020	589,401
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,566,258
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,259,370
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	149,299
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,313,946
		TOTAL	6,344,619
		Consumer Non-Cyclical - Supermarkets—0.1%
25,000		Kroger Co., 5.00%, 4/15/2013	25,407
150,000		Kroger Co., 7.50%, 1/15/2014	161,224
100,000		Kroger Co., Note, 6.80%, 12/15/2018	125,622
		TOTAL	312,253
		Consumer Non-Cyclical - Tobacco—0.0%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	20,913
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	61,157
		TOTAL	82,070
		Energy - Independent—0.1%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	87,639
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	162,000
100,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	113,397
		TOTAL	363,036
		Energy - Integrated—0.8%
150,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	159,760
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	484,234
1,250,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	1,330,529
100,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	103,164
90,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	92,000
		TOTAL	2,169,687
		Energy - Oil Field Services—0.8%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	303,038
1,000,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,077,210
665,000		Weatherford International Ltd., 6.00%, 3/15/2018	755,313
		TOTAL	2,135,561
		Energy - Refining—0.3%
300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	353,138
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	124,490
200,000		Valero Energy Corp., 9.375%, 3/15/2019	274,639
		TOTAL	752,267
		Financial Institution - Banking—3.9%
25,000		American Express Co., 4.875%, 7/15/2013	25,683
100,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	105,292
125,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	172,622
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	99,103
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,487
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	54,313
500,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	639,812

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$1,000,000		Capital One Bank, Sub., 8.80%, 7/15/2019	$1,355,378
60,000		Capital One Capital IV, 6.745%, 2/17/2037	60,525
25,000		Capital One Capital V, 10.25%, 8/15/2039	25,250
325,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	355,466
150,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	162,167
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	59,061
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	111,035
100,000		City National Corp., Note, 5.25%, 9/15/2020	110,096
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	286,171
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,336,817
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,232,508
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,359,168
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	123,679
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,093,689
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,280,791
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	301,730
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	48,197
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	406,589
250,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	269,472
		TOTAL	11,101,101
		Financial Institution - Brokerage—0.8%
1,000,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,047,175
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	15,960
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,495
730,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	802,908
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	543,631
		TOTAL	2,421,169
		Financial Institution - Finance Noncaptive—1.2%
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,076,997
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	345,848
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	105,936
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	568,760
1,300,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,365,381
		TOTAL	3,462,922
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	91,875
		Financial Institution - Insurance - Life—0.9%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	154,371
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	613,631
150,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	153,002
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	189,318
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	50,850
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	214,206
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,183,627
		TOTAL	2,559,005
		Financial Institution - Insurance - P&C—0.6%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	27,874
100,000		Berkshire Hathaway, Inc., Floating Rate Note - Sr. Note, Series FRN, 1.01%, 8/15/2014	101,135
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	441,264

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—continued
$50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	$62,006
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,978
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	815,113
75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	78,797
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	87,265
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	28,424
		TOTAL	1,674,856
		Financial Institution - REITs—0.9%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	269,381
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,175,665
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	161,559
115,000		Liberty Property LP, 6.625%, 10/1/2017	138,549
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	111,723
50,000		Simon Property Group LP, 6.75%, 5/15/2014	53,577
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	721,888
		TOTAL	2,632,342
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	516,966
		Technology—0.6%
115,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	140,544
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,380,094
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	26,568
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	49,753
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	53,090
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	154,299
		TOTAL	1,804,348
		Transportation - Railroads—0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,030
		Transportation - Services—0.1%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	48,933
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	157,529
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	155,269
		TOTAL	361,731
		Utility - Electric—2.6%
125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	152,294
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	23,301
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,366,579
1,145,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	1,199,636
1,500,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,540,372
390,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	445,398
24,798	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	26,717
610,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	740,481
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	12,117
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	479,803
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,175,952
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	325,236
		TOTAL	7,487,886
		Utility - Natural Gas Distributor—0.1%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	135,409

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Distributor—continued
$75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	$105,229
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	26,582
		TOTAL	267,220
		Utility - Natural Gas Pipelines—0.1%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	50,530
100,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	108,305
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	46,413
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	22,024
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	60,349
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	63,143
		TOTAL	350,764
		TOTAL CORPORATE BONDS (IDENTIFIED COST $60,439,085)	63,554,721
		Asset-Backed Securities—6.3%
4,250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.078%, 1/15/2016	4,277,819
1,000,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.608%, 9/15/2017	1,002,222
4,000,000	[1,2]	Citibank Omni Master Trust 2009-A14, Class A14, 2.958%, 8/15/2018	4,170,355
4,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.698%, 6/20/2017	4,017,517
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.358%, 10/25/2016	4,022,619
32,302		Nissan Auto Lease Trust 2011-A, Class A2B, 0.388%, 1/15/2014	32,531
600,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.909%, 8/14/2018	601,332
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $18,132,310)	18,124,395
		Collateralized Mortgage Obligations—4.2%
		Commercial Mortgage—4.0%
1,420,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	1,549,111
2,525,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	2,776,041
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	440,286
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	197,101
2,000,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	2,174,088
2,735,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	3,048,572
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	475,867
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	216,332
174,078	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	187,632
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	346,354
		TOTAL	11,411,384
		Government Agency—0.2%
610,916		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.808%, 12/15/2037	615,866
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,184,809)	12,027,250
		GOVERNMENT AGENCIES—7.6%
		Federal Home Loan Mortgage Corporation—6.3%
10,000,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 0.500%, 4/17/2015	10,034,926
7,800,000		Federal Home Loan Mortgage Corp., Unsecd. Deb., 1.250%, 5/12/2017	8,003,669
		TOTAL	18,038,595
		Federal National Mortgage Association—1.3%
2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014	2,264,659

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—continued
		Federal National Mortgage Association—continued
$1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016	$1,538,588
		TOTAL	3,803,247
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $21,598,788)	21,841,842
		U.S. Treasury—52.1%
3,066,780		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	3,360,544
3,000,000		United States Treasury Bond, 2.750%, 8/15/2042	2,967,609
7,400,000		United States Treasury Bond, 3.000%, 5/15/2042	7,719,010
10,900,000		United States Treasury Note, 0.375%, 3/15/2015	10,922,651
550,000		United States Treasury Note, 0.500%, 7/31/2017	548,137
8,500,000		United States Treasury Note, 0.625%, 9/30/2017	8,510,275
6,275,000		United States Treasury Note, 0.750%, 10/31/2017	6,317,528
27,200,000		United States Treasury Note, 0.875%, 12/31/2016	27,634,564
12,000,000		United States Treasury Note, 0.875%, 7/31/2019	11,925,281
16,900,000		United States Treasury Note, 1.000%, 8/31/2016	17,254,107
15,000,000		United States Treasury Note, 1.000%, 3/31/2017	15,306,000
3,300,000		United States Treasury Note, 1.250%, 9/30/2015	3,385,851
3,750,000	[3]	United States Treasury Note, 1.500%, 7/31/2016	3,897,275
15,000,000		United States Treasury Note, 1.750%, 5/31/2016	15,703,242
8,500,000		United States Treasury Note, 1.750%, 5/15/2022	8,664,820
4,500,000		United States Treasury Note, 3.500%, 5/15/2020	5,269,816
		TOTAL U.S. TREASURY (IDENTIFIED COST $148,269,635)	149,386,710
		MUTUAL FUNDS—7.5%[4]
1,905,971		Federated Mortgage Core Portfolio	19,459,963
2,120,007	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%	2,120,007
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $21,557,334)	21,579,970
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $281,181,961)[6]	286,514,888
		OTHER ASSETS AND LIABILITIES - NET—0.2%[7]	447,310
		TOTAL NET ASSETS—100%	$286,962,198
At November 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Bond, 30 Year Short Futures	114	$17,107,125	March 2013	$(156,116)
[8]United States Treasury Bond, Ultra Long Short Futures	42	$6,969,375	March 2013	$(56,204)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(212,320)

The average notional value of long and short futures contracts held by the Fund throughout the period was $7,790,918 and $27,155,555, respectively. This is based on the amounts held as of each month-end throughout the three month period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $22,133,351, which represented 7.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2012, these liquid restricted securities amounted to $22,133,351, which represented 7.7% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	At November 30, 2012, the cost of investments for federal tax purposes was $281,181,961. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $5,332,927. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,467,940 and net unrealized depreciation from investments for those securities having an excess of cost over value of $135,013.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds*	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$63,554,721	$—	$63,554,721
Asset-Backed Securities	—	17,523,063	601,332	18,124,395
Collateralized Mortgage Obligations	—	12,027,250	—	12,027,250
Government Agencies	—	21,841,842	—	21,841,842
U.S. Treasury	—	149,386,710	—	149,386,710
Mutual Funds	21,579,970	—	—	21,579,970
TOTAL SECURITIES	$21,579,970	$264,333,586	$601,332	$286,514,888
OTHER FINANCIAL INSTRUMENTS**	$(212,320)	$—	$—	$(212,320)
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
FRN	—Floating Rate Note
MTN	—Medium Term Note
REITs	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013